Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land and improvements [Member]	Dec. 31, 2010 Land and improvements [Member]	Dec. 31, 2011 Buildings, structures and related improvements [Member]	Dec. 31, 2010 Buildings, structures and related improvements [Member]	Dec. 31, 2011 Buildings, structures and related improvements [Member] Maximum [Member]	Dec. 31, 2011 Buildings, structures and related improvements [Member] Minimum [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2010 Machinery and equipment [Member]	Dec. 31, 2011 Machinery and equipment [Member] Maximum [Member]	Dec. 31, 2011 Machinery and equipment [Member] Minimum [Member]	Dec. 31, 2011 Office equipment, vehicle and tooling [Member]	Dec. 31, 2010 Office equipment, vehicle and tooling [Member]	Dec. 31, 2011 Office equipment, vehicle and tooling [Member] Maximum [Member]	Dec. 31, 2011 Office equipment, vehicle and tooling [Member] Minimum [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Software [Member]	Dec. 31, 2011 Construction-in-process [Member]	Dec. 31, 2010 Construction-in-process [Member]
Summary of Property and Equipment
Property plant and equipment useful life description				Indefinite
Property plant and equipment useful life								40 years	3 years			20 years	8 years			10 years	3 years	5 years
Property, Plant and Equipment, Gross		$ 1,909	$ 1,824	$ 88	$ 86	$ 390	$ 384			$ 1,229	$ 1,170			$ 100	$ 86			$ 48	$ 52	$ 54	$ 46
Less accumulated depreciation and amortization		(825)	(715)
Total property and equipment, net	$ 1,040	$ 1,084	$ 1,109